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                Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Dr.
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700







                               September 28, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

  Re:   Van Kampen Harbor Fund--
        Post-Effective Amendment No. 87 to the
        Registration Statement on Form N-1A --
        Rule 485(a) Filing (File Nos. 2-12685
        and 811-734)

Ladies and Gentlemen:

        Van Kampen Harbor Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A (the "Registration Statement") , complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission promulgated thereunder.

     The purpose of this filing is to add a new class of shares, Class I Shares to the Van Kampen Harbor Fund. The Registration Statement has been marked to reflect changes made to the currently effective Registration Statement, dated April 30, 2004 and filed with the Commission on April 23, 2004. The changes relate to routine update information and the addition of Class I Shares disclosure. We have also made the changes requested by the staff in the Van Kampen Enterprise Fund, Van Kampen High Income Corporate Bond Fund and Van Kampen Insured Municipal Income Fund's Registration Statement relating to Class I Shares, filed initially with the Commission on June 28, 2004 pursuant to Rule 485(a) and filed pursuant to Rule 485(b) on August 27, 2004 as became automatically effective on September 1, 2004.

     Should the staff have any questions regarding the foregoing, please call Joanne Doldo at (212)762-5198 or the undersigned at (312)407-0863.

                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        ---------------------
                                        Charles B. Taylor